Cost of Sales and Expenses by their Nature (Tables)	12 Months Ended
Dec. 31, 2021
Cost of sales and expenses [Abstract]
Schedule of cost of sales and administration expenses
	2021	2020	2019
Raw materials and consumables	$26,298,681	$16,343,140	$16,411,788
Electrical energy	3,530,134	2,820,667	3,303,640
Ferroalloys	2,396,516	1,617,352	2,137,671
Refractories	810,315	629,758	707,214
Oxygen	293,217	248,029	276,648
Electrodes	444,201	434,265	1,293,096
Gas and fuels	1,161,994	767,823	962,001
Labor	2,024,419	1,831,225	2,042,433
Operation materials	1,339,692	1,033,597	919,893
Depreciation and amortization	1,175,108	1,452,271	1,108,629
Maintenance	1,561,716	1,262,728	2,221,595
Other expenses	974,835	2,790,197	319,958
	$42,010,828	$31,231,052	$31,704,566

	2021	2020	2019
Cost of sales	$39,968,186	$29,211,724	$30,067,141
Administrative expenses	2,042,642	2,019,328	1,637,425
	$42,010,828	$31,231,052	$31,704,566